SUBSEQUENT EVENTS (Details Textual) - USD ($)			1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 02, 2018	Mar. 02, 2018	Jun. 27, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Proceeds from Warrant Exercises		$ 1,029,000		$ 1,029,412	$ 0	$ 60,000	$ 0
Stock Issued During Period, Shares, New Issues		5,147,059	5,147,059
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.2301	$ 0.2301	$ 0.51
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Warrant Exercises	$ 1,000,000	$ 1,000,000
Stock Issued During Period, Shares, New Issues	3,860,294
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 3,860,294	$ 3,860,294
SabbyWarrants [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		5,147,059	5,147,059
New Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.2301	$ 0.2301
New Warrants [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.2301	0.2301
Revised Sabby Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.20	0.20
Revised Sabby Warrants [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.20	$ 0.20